REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2021
Reinsurance Disclosures [Abstract]
Schedule of net life insurance in-force

The following table presents total net life insurance in-force:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Direct life insurance in-force	$829,253	$785,197
Amounts assumed from other companies	191,110	206,050
Amounts ceded to other companies	(222,865)	(244,588)
Net life insurance in-force	$797,498	$746,659
Percentage of amount assumed to net	24%	28%

Schedule of effect of reinsurance on life insurance premiums written and earned

The following table reflects the effect of reinsurance on life, accident/health, and property and liability insurance premiums written and earned:

			Assumed
		Ceded to	from
	Gross	Other	Other	Net
	Amount	Companies	Companies	Amount

	(Dollars In Millions)
For The Year Ended December 31, 2021
Premiums and policy fees:
Life insurance	$2,843	$(1,113)	$1,037	$2,767	(1)
Accident/health insurance	32	(19)	28	41
Property and liability insurance	281	(188)	1	94
Total	$3,156	$(1,320)	$1,066	$2,902
For The Year Ended December 31, 2020 (Recast)
Premiums and policy fees:
Life insurance	$2,661	$(826)	$934	$2,769	(1)
Accident/health insurance	37	(23)	90	104
Property and liability insurance	279	(178)	2	103
Total	$2,977	$(1,027)	$1,026	$2,976
For The Year Ended December 31, 2019 (Recast)
Premiums and policy fees:
Life insurance	$2,853	$(1,312)	$836	$2,377	(1)
Accident/health insurance	42	(90)	41	(7)
Property and liability insurance	281	(106)	3	178
Total	$3,176	$(1,508)	$880	$2,548
(1)	Includes annuity policy fees of $199 million, $163 million, and $164 million, for the years ended December 31, 2021, 2020, and 2019, respectively.

Schedule of receivables attributable to more significant reinsurance partners	The following table sets forth the receivables attributable to our more significant reinsurance partners:

	As of December 31,
	2021		2020
	Reinsurance	A.M. Best	Reinsurance	A.M. Best
	Receivable	Rating	Receivable	Rating

	(Dollars In Millions)
Security Life of Denver Insurance Company	$500.5	A-	$548.5	NR
Swiss Re Life & Health America, Inc.	480.1	A+	489.6	A+
Lincoln National Life Insurance Co.	337.3	A+	370.7	A+
Somerset Re	335.1	A-	259.9	A-
Transamerica Life Insurance Co.	226.4	A	240.3	A
RGA Reinsurance Company	204.6	A+	210.5	A+
American United Life Insurance Company	187.6	A+	199.1	A+
Centre Reinsurance (Bermuda) Ltd	149.3	A	167.3	NR
Employers Reassurance Corporation	139.4	B+	162.0	NR
The Canada Life Assurance Company	123.2	A+	134.0	A+